Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases Tables [Abstract]
Schedule of right-of-use assets and lease liabilities recognized and movements	Right-of-use assets and lease liabilities

The right-of-use assets are included in the investment in sublease on the statement of financial position. Set out below are the carrying amounts of the Company’s right-of-use assets and lease liabilities recognized and the movements during the year ended December 31, 2024 and 2023:

	Right-of-use assets	Lease liabilities
Balance, as at December 31, 2022	2,622	3,280
Impairment	(669)	—
Transfers	(979)	—
Depreciation	(304)	—
Interest expense	—	178
Payments	—	(749)
Balance, as at December 31, 2023	670	2,709
Modification of lease	(477)	(560)
Depreciation	(109)	—
Interest expense	—	140
Payments	—	(748)
Balance, as at December 31, 2024	84	1,541

Schedule of consolidated statement of reconciliation of a balance sheet account	Investment in Sublease, net

	As at
	December 31, 2024	December 31, 2023
Balance, as at December 31, 2023	1,228	—
Transfers	—	979
Additions	—	191
Interest accretion	142	71
Payments from sublessor	(381)	(13)
Balance, as at December 31, 2024	989	1,228

Amount recognized in the consolidated statements of operations and comprehensive income (loss):

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Depreciation of right-of-use assets	107	304	730
Interest expense on lease liabilities	140	178	212
Expenses relating to short term leases	508	449	478
Impairment	—	669	78
Variable lease payments	123	429	505
Total	878	2,029	2,003